Material accounting policies - Schedule of estimated useful lives of assets (Details)	12 Months Ended
Dec. 31, 2025
Material accounting policies - Schedule of estimated useful lives of assets (Details) [Line Items]
Description of useful life, property, plant and equipment	Over the term of the lease
Computer equipment [Member]
Material accounting policies - Schedule of estimated useful lives of assets (Details) [Line Items]
Description of useful life, property, plant and equipment	3 years
Lease improvements [Member]
Material accounting policies - Schedule of estimated useful lives of assets (Details) [Line Items]
Description of useful life, property, plant and equipment	3 – 10 years